Other current assets	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
An analysis of Other current assets is set forth below:

(€ million)	2024	2023	2022
Tax receivables, other than corporate income taxes	782	768	660
Prepaid expenses	895	768	714
Other receivables(a)	1,446	1,448	1,289
Currency derivatives measured at fair value (see Note D.20.)	217	201	206
Other financial assets at fair value through profit or loss	115	112	146
Other current financial assets(b)	371	158	517
Total	3,826	3,455	3,532
(a)This line mainly comprises advance payments to suppliers, and receivables relating to Sanofi's activities as agent under a transitional services agreement.
(b)This item mainly comprises bank loans and receivables maturing in less than one year with high-grade counterparties.